GOODWILL AND INTANGIBLE ASSETS	9 Months Ended
Sep. 30, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND INTANGIBLE ASSETS

9. GOODWILL AND INTANGIBLE ASSETS

Goodwill

Changes in the carrying amount of goodwill of the Company between December 31, 2019 and September 30, 2020 are as follows (in US$ thousands):

	Production Services	Drilling and Evaluation Services	Goodwill
Balance as of December 31, 2019	$419,646	$155,118	$574,764
SAPESCO Business Combination	11,046	11,047	22,093
Balance as of September 30, 2020	$430,692	$166,165	$596,857

Intangible assets subject to amortization, net

The following is the weighted average amortization period for intangible assets of the Company subject to amortization (in years):

Amortization
Customer contracts	9.9
Trademarks and trade names	7.9
Total intangible assets	9.6

The details of our intangible assets subject to amortization are set forth below (in US$ thousands):

	September 30, 2020			December 31, 2019
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount

Customer contracts	$125,270	$(28,352)	$96,918	$121,500	$(19,239)	$102,261
Trademarks and trade names	25,950	(7,670)	18,280	25,500	(5,047)	20,453
Total intangible assets	$151,220	$(36,022)	$115,198	$147,000	$(24,286)	$122,714